Shareholders' equity - Stock-based payments - Exercise price (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments
Shareholders' equity
Options outstanding		745,962	745,962	836,427	1,015,409
Options exercisable		563,975	563,975	596,402
Weighted average life	6 years 4 months 24 days
C$40.87
Shareholders' equity
Exercise price | $ / shares	$ 40.87
Options outstanding			32,451
Options exercisable			32,451
Weighted average life	2 years 11 months 9 days
C$42.43
Shareholders' equity
Exercise price | $ / shares	$ 42.43
Options outstanding			750
Options exercisable			750
Weighted average life	1 year 3 months
C$46.17
Shareholders' equity
Exercise price | $ / shares	$ 46.17
Options outstanding			75,000
Options exercisable			75,000
Weighted average life	2 years 7 months 17 days
C$55.58
Shareholders' equity
Exercise price | $ / shares	$ 55.58
Options outstanding			17,397
Options exercisable			17,397
Weighted average life	1 year 11 months 12 days
C$58.67
Shareholders' equity
Exercise price | $ / shares	$ 58.67
Options outstanding			20,000
Options exercisable			20,000
Weighted average life	4 years 7 months 21 days
C$59.52
Shareholders' equity
Exercise price | $ / shares	$ 59.52
Options outstanding			33,876
Options exercisable			33,876
Weighted average life	3 years 11 months 12 days
C$65.76
Shareholders' equity
Exercise price | $ / shares	$ 65.76
Options outstanding			55,853
Options exercisable			55,853
Weighted average life	4 years 11 months 9 days
C$75.45
Shareholders' equity
Exercise price | $ / shares	$ 75.45
Options outstanding			120,074
Options exercisable			120,074
Weighted average life	5 years 11 months 9 days
C$88.76
Shareholders' equity
Exercise price | $ / shares	$ 88.76
Options outstanding			45,082
Options exercisable			29,171
Weighted average life	7 years 7 months 21 days
C$94.57
Shareholders' equity
Exercise price | $ / shares	$ 94.57
Options outstanding			95,273
Options exercisable			60,184
Weighted average life	7 years 11 months 12 days
C$100.10
Shareholders' equity
Exercise price | $ / shares	$ 100.10
Options outstanding			84,523
Options exercisable			84,523
Weighted average life	6 years 11 months 9 days
C$129.32
Shareholders' equity
Exercise price | $ / shares	$ 129.32
Options outstanding			104,089
Options exercisable			34,696
Weighted average life	8 years 11 months 9 days
C$171.33
Shareholders' equity
Exercise price | $ / shares	$ 171.33
Options outstanding			61,594
Weighted average life	9 years 11 months 9 days